SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2016, 2015 and 2014 was estimated using the following assumptions:

	2016	2015	2014

Expected volatility	22.13%-62.31%	23.02%-27.55%	27.47%-28.08%
Weighted average volatility	32.67%	25.17%	27.72%
Risk free interest rate	0.58%-2.04%	0.76%-1.18%	0.8%-1.2%
Expected dividend	0%-1.00%	0%-1.29%	0%-1.61%
Expected term (in years)	3.5	3.5	3.4

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2016, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	2,751,584	24.59	4.19	90,058
Granted	450,288	10.69
Assumed	265,223	38.96
Exercised	(920,660)	25.59
Forfeited	(229,780)	17.35
Cancelled	(42,991)	24.42

Outstanding at December 31, 2016	2,273,664	23.61	4.46	102,652

Exercisable at December 31, 2016	745,147	28.10	3.17	30,295

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2016 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2016	term	price	2016	exercisable
		(Years)	$		$

$0.26	1,033,833	4.37	0.26	245,658	0.26
$0.69	2,204	2.92	0.69	2,204	0.69
$6.72-10.05	11,716	7.35	7.09	5,912	7.31
$11.40-15.32	10,415	2.06	13.93	10,415	13.93
$17.72-17.72	1,337	4.24	17.72	1,337	17.72
$27.57-40.87	682,460	3.97	37.49	325,344	35.93
$41.44-57.26	398,669	5.35	47.60	64,277	49.28
$64.06-67.10	133,030	5.03	64.66	90,000	64.53

	2,273,664	4.46	23.61	745,147	28.10

Schedule of Restricted Stock Units Activity
A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2016, is as follows:

Number of RSU & RSA (*)

Outstanding at January 1, 2016	753,205
Granted	868,375
Assumed	231,374
Vested	(244,907)
Forfeited	(109,404)

Outstanding at December 31, 2016	1,498,643

(*)	NIS 1 par value which represents approximately $0.26

Schedule of Allocated Share-Based Compensation Expense

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2015 and 2014, was comprised as follows:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$7,878	$3,712	$4,472
Research and development, net	5,676	2,161	2,483
Selling and marketing	16,403	11,266	12,361
General and administrative	10,590	10,521	9,224

Total stock-based compensation expenses	$40,547	$27,660	$28,540